Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Sales	$ 790,379	$ 501,333	$ 3,246,038	$ 987,431
Cost of Sales	336,085	253,163	1,630,166	402,665
Gross Margin	454,294	248,170	1,615,872	584,766
Operating expenses
Sales and marketing	583,732	542,659	2,339,359	1,989,837
Research and development	816,523	676,743	3,174,892	2,825,200
General and administrative	841,693	979,479	3,893,393	3,585,484
Share-based compensation expense (Note 11)	287,757	595,412	1,347,399	1,540,580
Amortization (Note 4)	69,314	71,053	278,997	323,905
Depreciation (Note 7)	23,970	17,595	69,212	89,026
Total operating expenses	2,622,989	2,882,941	11,103,252	10,354,032
Other (income) expenses
Accretion expense (Note 8)	0	134,251	3,266,918	1,937,308
Share premium			0	1,249,994
Fair Value Adjustment (Note 8)	0	44,087	(337,923)	0
Gain/Loss on mark to market re-evaluation (Note 10(c))	0	(2,048,697)	(2,048,697)	376,674
Other expense	14,296	37,420	262,596	1,297,205
Other income			(73,166)	(107,656)
Foreign exchange	(62,347)	(41,134)	(507)	102,999
Total other expenses	(48,051)	(1,874,073)	1,069,221	4,856,524
Net loss and comprehensive loss for the period	$ (2,120,644)	$ (760,698)	$ (10,556,601)	$ (14,625,790)
Loss per share - basic and diluted	$ (0.55)	$ (0.44)	$ (4.47)	$ (21.73)
Weighted average number of shares outstanding - basic and diluted	3,858,637	1,716,728	2,363,107	673,203